As filed with the Securities and Exchange Commission on February 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21631

Helios Advantage Income Fund, Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding, Brookfield Place, 250 Vesey Street, 15th Floor New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period:  December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

Helios Advantage Income Fund, Inc. Schedule of Investments (Unaudited) December 31, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS - 125.5%
Automotive - 6.8%
American Axle & Manufacturing, Inc. 1	6.25%	03/15/21	$ 1,025	$1,089,063
Chrysler Group LLC/CG Co-Issuer, Inc. 1	8.25	06/15/21	800	910,000
Ford Motor Co. 1	6.50	08/01/18	650	751,246
Jaguar Land Rover Automotive PLC 2,3,4	8.13	05/15/21	575	654,062
Motors Liquidation Co. 5,6	8.38	07/15/33	1,750	175
Servus Luxembourg Holding SCA 2,3,4	7.75	06/15/18	600	868,345
Total Automotive				4,272,891
Banking - 0.6%
Bilbao Luxembourg SA 4,7	10.50	12/01/18	300	404,457
Total Banking				404,457
Basic Industry - 22.0%
AK Steel Corp. 1	7.63	05/15/20	600	598,500
Alpha Natural Resources, Inc. 1	6.25	06/01/21	900	769,500
Arch Coal, Inc. 1	7.25	06/15/21	1,400	1,071,000
Associated Materials LLC/AMH New Finance, Inc. 1	9.13	11/01/17	775	827,312
Building Materials Corporation of America 2,3	6.75	05/01/21	375	405,937
Cascades, Inc. 4	7.75	12/15/17	275	286,688
Cascades, Inc.	7.88	01/15/20	500	535,000
FMG Resources August 2006 Property Ltd. 2,3,4	6.88	04/01/22	500	545,000
Georgia-Pacific LLC	7.25	6/1/2028	230	277,237
Georgia-Pacific LLC	7.38	12/01/25	270	333,175
Hexion US Finance Corp.	9.00	11/15/20	800	798,000
Huntsman International LLC 1	8.63	03/15/21	1,000	1,130,000
INEOS Group Holdings SA 1,2,3,4	6.13	08/15/18	875	879,375
Masonite International Corp. 1,2,3,4	8.25	04/15/21	775	852,500
Millar Western Forest Products Ltd.	8.50	04/01/21	200	205,500
Ply Gem Industries, Inc.	8.25	02/15/18	693	738,045
Steel Dynamics, Inc.	7.63	03/15/20	425	461,125
Tembec Industries, Inc. 1,4	11.25	12/15/18	775	848,625
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 2,3,4	8.75	02/01/19	650	671,125
USG Corp. 1	9.75	01/15/18	800	946,000
Xerium Technologies, Inc.	8.88	06/15/18	650	682,500
Total Basic Industry				13,862,144
Capital Goods - 10.5%
AAR Corp.	7.25	01/15/22	300	321,000
AAR Corp. 2,3	7.25	01/15/22	125	133,750
Ardagh Packaging Finance PLC 2,3,4	7.00	11/15/20	850	858,500
Berry Plastics Corp. 1	9.50	05/15/18	775	831,187
Coleman Cable, Inc. 1	9.00	02/15/18	550	577,500
Crown Cork & Seal Company, Inc. 1	7.38	12/15/26	975	1,077,375
Mueller Water Products, Inc. 1	7.38	06/01/17	775	794,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 1	9.00	04/15/19	775	831,188
Tekni-Plex, Inc. 2,3	9.75	06/01/19	308	349,580
Terex Corp.	6.50	04/01/20	300	321,000
Terex Corp.	6.00	05/15/21	500	516,875
Total Capital Goods				6,612,330
Consumer Cyclical - 7.0%
ACCO Brands Corp.	6.75	04/30/20	800	790,000
DineEquity, Inc. 1	9.50	10/30/18	750	832,500
Levi Strauss & Co. 1	7.63	05/15/20	750	823,125
Limited Brands, Inc.	7.60	07/15/37	475	482,719
Limited Brands, Inc.	8.50	06/15/19	300	360,000
New Albertsons, Inc.	7.75	06/15/26	750	607,500
Sally Holdings LLC/Sally Capital, Inc.	6.88	11/15/19	475	524,875
Total Consumer Cyclical				4,420,719
Consumer Non-Cyclical – 3.1%
C&S Group Enterprises LLC 2,3	8.38	05/01/17	633	670,980
Easton-Bell Sports, Inc. 1	9.75	12/01/16	650	680,881
Jarden Corp. 1	7.50	05/01/17	500	578,750
Total Consumer Non-Cyclical				1,930,611
Energy - 17.8%
AmeriGas Partners LP	7.00	05/20/22	400	434,000
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 2,3	5.88	08/01/23	900	857,250

BreitBurn Energy Partners LP/BreitBurn Finance Corp. 1	8.63	10/15/20	775	833,125
Calfrac Holdings LP 1,2,3	7.50	12/01/20	825	841,500
Crosstex Energy LP/Crosstex Energy Finance Corp. 1	8.88	02/15/18	675	709,594
EV Energy Partners LP/EV Energy Finance Corp. 1	8.00	04/15/19	775	778,875
GMX Resources, Inc. 6	11.00	12/01/17	292	257,008
Hilcorp Energy I LP/Hilcorp Finance Co. 2,3	8.00	02/15/20	550	595,375
Key Energy Services, Inc.	6.75	03/01/21	500	512,500
Linn Energy LLC/Linn Energy Finance Corp. 1	8.63	04/15/20	800	864,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 1	8.88	03/15/18	750	780,000
Pioneer Natural Resources Co.	6.65	03/15/17	500	570,096
Precision Drilling Corp. 1,4	6.63	11/15/20	750	800,625
RKI Exploration & Production LLC 2,3	8.50	08/01/21	550	578,875
Trinidad Drilling Ltd. 1,2,3,4	7.88	01/15/19	760	807,500
Venoco, Inc. 1	8.88	02/15/19	750	738,750
W&T Offshore, Inc.	8.50	06/15/19	255	269,663
Total Energy				11,228,736
Finance & Investment - 0.9%
Numericable Finance & Company SCA	12.38	02/15/19	341	572,740
Total Finance & Investment				572,740
Healthcare - 9.2%
CHS/Community Health Systems, Inc.	7.13	07/15/20	825	855,938
DJO Finance LLC/DJO Finance Corp.	9.88	04/15/18	575	618,125
HCA, Inc. 1	8.00	10/01/18	775	915,469
inVentiv Health, Inc. 2,3	11.00	08/15/18	300	264,750
Jaguar Holding Company II/Jaguar Merger Sub, Inc. 1,2,3	9.50	12/01/19	775	871,875
Kindred Healthcare, Inc.	8.25	06/01/19	800	852,000
Polymer Group, Inc. 1	7.75	02/01/19	750	799,687
Service Corporation International 1	6.75	04/01/16	600	654,000
Total Healthcare				5,831,844
Media - 8.9%
Cablevision Systems Corp. 1	8.63	09/15/17	800	932,000
CCO Holdings LLC/CCO Holdings Capital Corp. 1	8.13	04/30/20	975	1,057,875
Cenveo Corp.	8.88	02/01/18	825	825,000
Clear Channel Communications, Inc. 1	9.00	03/01/21	800	808,000
Cumulus Media Holdings, Inc.	7.75	05/01/19	800	844,000
Mediacom LLC/Mediacom Capital Corp. 1	9.13	08/15/19	775	837,969
National CineMedia LLC	6.00	04/15/22	275	283,937
Total Media				5,588,781
Real Estate - 1.3%
Realogy Corp. 2,3	7.88	02/15/19	775	850,563
Total Real Estate				850,563
Services - 20.3%
AMC Entertainment, Inc. 1	8.75	06/01/19	875	935,156
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 1	8.25	01/15/19	775	844,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.50	04/01/23	400	387,500
Boyd Gaming Corp. 1	9.00	07/01/20	800	876,000
Casella Waste Systems, Inc. 1	7.75	02/15/19	1,000	1,025,000
Chester Downs & Marina LLC 2,3	9.25	02/01/20	850	852,125
GLP Capital LP/GLP Financing II, Inc. 2,3	5.38	11/01/23	475	466,688
Iron Mountain, Inc.	8.38	08/15/21	325	350,187
Iron Mountain, Inc.	6.00	08/15/23	625	640,625

Isle of Capri Casinos, Inc.	5.88	03/15/21	500	491,250
KM Germany Holdings GmbH	8.75	12/15/20	350	536,869
MGM Resorts International 1	7.63	01/15/17	775	881,563
MTR Gaming Group, Inc. 1	11.50	08/01/19	803	892,306
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 1,2,3	8.88	04/15/17	775	775,000
PulteGroup, Inc. 1	6.38	05/15/33	750	678,750
RPG Byty, s.r.o	6.75	05/01/20	300	417,870
Sotheby's 2,3	5.25	10/01/22	400	375,000
United Rentals North America, Inc. 1	10.25	11/15/19	325	368,225
United Rentals North America, Inc.	8.25	02/01/21	450	507,375
United Rentals North America, Inc.	7.63	04/15/22	425	472,281
Total Services				12,774,520
Technology & Electronics - 3.7%
First Data Corp. 1,2,3	11.25	01/15/21	1,000	1,103,750
Freescale Semiconductor, Inc. 1	8.05	02/01/20	775	833,125
ION Geophysical Corp. 2,3	8.13	05/15/18	450	373,500
Total Technology & Electronics				2,310,375
Telecommunications - 12.5%
CenturyLink, Inc. 1	7.65	03/15/42	800	714,000
Cincinnati Bell, Inc. 1	8.75	03/15/18	825	866,250
Fairpoint Communications, Inc. 2,3	8.75	08/15/19	500	530,000
Frontier Communications Corp. 1	7.13	03/15/19	1,300	1,400,750
Intelsat Luxembourg SA 2,3,4	7.75	06/01/21	800	858,000
Level 3 Communications, Inc. 1	8.88	06/01/19	800	874,000
Level 3 Communications, Inc. 2,3	6.13	01/15/21	200	202,000
MetroPCS Wireless, Inc. 1,2,3	6.63	04/01/23	825	851,812
PAETEC Holding Corp.	9.88	12/01/18	500	558,750
Qwest Capital Funding, Inc.	6.88	07/15/28	225	206,438
Windstream Corp. 1	7.50	06/01/22	800	818,000
Total Telecommunications				7,880,000
Utility – 0.9%
NRG Energy, Inc. 1	8.50	06/15/19	550	587,125
Total Utility				587,125

Total CORPORATE BONDS (Cost $75,016,800)				79,127,836
TERM LOANS - 3.1%
Albertson, Inc. 3,8	4.75	03/21/19	299	299,867
Fairpoint Communications, Inc. 3,8	7.50	02/14/19	447	461,029
Four Seasons Holdings, Inc. 3,8	6.25	12/13/20	375	383,438
inVentiv Health, Inc. 3,8	7.50	08/04/16	575	567,812
Texas Competitive Electric Holdings Company LLC 3,8	4.68	10/10/17	42	28,736
Texas Competitive Electric Holdings Company LLC 3,8	4.74	10/10/17	183	126,127
Texas Competitive Electric Holdings Company LLC 3,8	4.77	10/10/17	110	75,737
Total TERM LOANS (Cost $1,963,206)				1,942,746
			Shares	Value
COMMON STOCKS - 1.8%
Services - 0.3%
Iron Mountain, Inc.			5,650	171,478
Total Services				171,478
Telecommunications - 1.5%
AT&T, Inc.			6,430	226,079
CenturyLink, Inc.			6,360	202,566
Frontier Communications Corp.			89,559	416,449
Windstream Holdings, Inc.			11,050	88,179
Total Telecommunications				933,273
Total COMMON STOCKS (Cost $1,135,570)				1,104,751
WARRANTS - 0.6%
Automotive - 0.6%
General Motors Financial Company, Inc. 9 Expiration: July 2016, Exercise Price: $10.00			7,393	230,366
General Motors Financial Company, Inc. 9 Expiration: July 2019, Exercise Price: $10.00			7,393	171,000
Total Automotive				401,366
Total WARRANTS (Cost $432,026)				401,366

Total Investments - 131.0% (Cost $78,547,602)				82,576,699
Liabilities in Excess of Other Assets - (31.0)%				(19,544,199)
TOTAL NET ASSETS - 100.0%				$63,032,500

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Portion or entire principal amount pledged as collateral for credit facility.
2 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2013, the total value of all such securities was $18,944,717 or 30.1% of net assets.

3 - Private Placement.
4 - Foreign security or a U.S. security of a foreign company.
5 - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of December 31, 2013, the total value of all such securities was $175 or 0.0% of net assets.

6 - Issuer is currently in default on its regularly scheduled interest payment.
7 - Payment in kind security
8 - Variable rate security – Interest rate shown is the rate in effect as of December 31, 2013.
9 - Non-income producing security.

HELIOS FUNDS
Notes to Financial Statements
December 31, 2013 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Fund’ portfolios. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities
• Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Helios Advantage Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$79,127,661	$175	$79,127,836
Term Loans	-	1,942,746	-	1,942,746
Common Stocks	1,104,751	-	-	1,104,751
Warrants	401,366	-	-	401,366
Total	$1,506,117	$81,070,407	$175	$82,576,699

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$(63,488)
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$(63,488)

* Other financial instruments includes forward foreign currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2013.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of December 31, 2013	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 175	Market Comparable Companies	Discounted Cash Flow	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At December 31, 2013, the value of these securities was approximately $175. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Corporate Bonds	Total
Balance as of March 31, 2013	$200	$200
Accrued Discounts (Premiums)	-	-
Realized Gain/(Loss)	(25)	(25)
Change in Unrealized Appreciation (Depreciation)	-	-
Purchases at cost	-	-
Sales proceeds	-	-
Transfers out of Level 3	-	-
Balance as of December 31, 2013	$175	$175
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-

Helios High Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$57,433,614	$125	$57,433,739
Term Loans	-	1,440,500	-	1,440,500
Common Stocks	796,298	-	-	796,298
Warrants	301,092	-	-	301,092
Total	$1,097,390	$58,874,114	$125	$59,971,629

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$(44,486)
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$(44,486)

* Other financial instruments includes forward foreign currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2013.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of December 31, 2013	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 125	Market Comparable Companies	Discounted Cash Flow	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At December 31, 2013, the value of these securities was approximately $125. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2013	$37,162	$150	$37,312
Accrued Discounts (Premiums)	-	-	-
Realized Gain/(Loss)	120,571	(25)	120,546
Change in Unrealized Appreciation (Depreciation)	-	-	-
Purchases at cost	-	-	-
Sales proceeds	(157,733)	-	(157,733)
Transfers out of Level 3	-	-	-
Balance as of December 31, 2013	$-	$125	$125
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$-

Helios Multi-Sector High Income, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$64,313,086	$150	$64,313,236
Term Loans	-	1,608,123	-	1,608,123
Common Stocks	896,670	-	-	896,670
Warrants	351,202	-	-	351,202
Total	$1,247,872	$65,921,209	$150	$67,169,231

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$(51,997)
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$(51,997)

* Other financial instruments includes forward foreign currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2013.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of December 31, 2013	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 150	Market Comparable Companies	Discounted Cash Flow	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At December 31, 2013, the value of these securities was approximately $150. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2013	$37,162	$175	$37,337
Accrued Discounts (Premiums)	-	-	-
Realized Gain/(Loss)	120,571	(25)	120,546
Change in Unrealized Appreciation (Depreciation)	-	-	-
Purchases at cost	-	-	-
Sales proceeds	(157,733)	-	(157,733)
Transfers out of Level 3	-	-	-
Balance as of December 31, 2013	$-	$150	$150
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$-

Helios Strategic Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$1,542,552	$-	$1,542,552
Corporate Bonds	-	50,751,023	125	50,751,148
Term Loans	-	1,066,978	-	1,066,978
Common Stocks	2,925,884	-	-	2,925,884
Warrants	301,092	-	-	301,092
Total	$3,226,976	$53,360,553	$125	$56,587,654

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2013.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of December 31, 2013	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 125	Market Comparable Companies	Discounted Cash Flow	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At December 31, 2013, the value of these securities was approximately $125. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Corporate Bonds	Total
Balance as of March 31, 2013	$150	$150
Accrued Discounts (Premiums)	-	-
Realized Gain/(Loss)	(25)	(25)
Change in Unrealized Appreciation (Depreciation)	-	-
Purchases at cost	-	-
Sales proceeds	-	-
Transfers out of Level 3	-	-
Balance as of December 31, 2013	$125	$125
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-

For the period ended December 31, 2013, there was no security transfer activity between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Forward Foreign Currency Contracts: A forward foreign currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc. and Helios Multi-Sector High Income Fund, Inc. invest in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

All contracts were done with Bank of New York Mellon as the counterparty. As of December 31, 2013, the following forward contracts were outstanding:

Helios Advantage Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at December 31, 2013	Currency to be Received		U.S. $ Value at December 31, 2013	Unrealized Depreciation
01/13/14	2,185,000	Euros	$3,005,869	2,943,331	U.S. Dollars	$2,943,331	$(62,538)
01/13/14	282,965	U.S. Dollars	282,965	205,000	Euros	282,015	(950)
							$(63,488)

Helios High Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at December 31, 2013	Currency to be Received		U.S. $ Value at December 31, 2013	Unrealized Depreciation
01/13/14	1,530,000	Euros	$2,104,796	2,061,005	U.S. Dollars	$2,061,005	$(43,791)
01/13/14	207,047	U.S. Dollars	207,047	150,000	Euros	206,352	(695)
							$(44,486)

Helios Multi-Sector High Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at December 31, 2013	Currency to be Received		U.S. $ Value at December 31, 2013	Unrealized Depreciation
01/13/14	1,790,000	Euros	$2,462,474	2,411,241	U.S. Dollars	$2,411,241	$(51,233)
01/13/14	227,752	U.S. Dollars	227,752	165,000	Euros	226,988	(764)
							$(51,997)

Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended December 31, 2013, the average interest rate paid on the amounts outstanding under the line of credit was 1.03% for Helios Advantage Income Fund, Inc., 1.05% for the Helios High Income Fund, Inc., 1.04% for the Helios Multi-Sector High Income Fund, Inc. and 1.08% for Helios Strategic Income Fund, Inc.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at December 31, 2013	21,100,000	16,650,000	17,900,000	15,250,000
Line of credit amount unused at December 31, 2013	5,900,000	2,350,000	4,100,000	2,750,000
Average balance outstanding during the period	23,369,091	17,326,364	19,558,182	16,599,091
Interest expense incurred on line of credit during the period	209,240	149,832	171,727	146,819

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at December 31, 2013

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$ 78,547,602	$ 4,840,138	$ (811,041)	$ 4,029,097
Helios High Income Fund, Inc.	57,096,339	3,514,561	(639,271)	2,875,290
Helios Multi-Sector High Income Fund, Inc.	63,939,613	3,908,222	(678,604)	3,229,618
Helios Strategic Income Fund, Inc.	53,930,072	3,721,998	(1,064,416)	2,657,582

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios Advantage Income Fund, Inc.

By (Signature and Title)              /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   February 26, 2014

By (Signature and Title)*            /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   February 26, 2014

* Print the name and title of each signing officer under his or her signature.